SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2013	Feb. 28, 2014 Subsequent event	Mar. 31, 2014 Subsequent event Short term bank loan agreements entered into between January 1, 2014 to March 31, 2014	Mar. 31, 2014 Subsequent event Short term bank loan due dates before December 31, 2014	Mar. 31, 2014 Subsequent event Short term bank loan due dates beyond December 31, 2014	Feb. 28, 2014 Subsequent event Convertible senior notes
SUBSEQUENT EVENTS
Shares issued		3,194,700
Amount of convertible notes issued						$ 150,000,000
Net proceeds	50,000,000	255,700,000
Borrowings on new debt instruments			339,000,000	220,900,000	118,100,000
Borrowings renewed			$ 371,300,000